Intangible Assets (Details) - Schedule of Components of Acquired Intangible Asset Balances - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Schedule of Components of Acquired Intangible Asset Balances [Abstract]
Software	$ 11,820	$ 11,689
Less: accumulated amortization	(7,944)	(7,167)
Intangible assets, net	$ 3,876	$ 4,522